Bank Owned Life Insurance	12 Months Ended
Dec. 31, 2013
Investments, All Other Investments [Abstract]
Bank Owned Life Insurance
Bank Owned Life Insurance

The cash value of the life insurance policies are recorded as a separate line item in the accompanying balance sheets at $11.5 million, $11.2 million and $10.4 million at December 31, 2013 and 2012 and March 31, 2012, respectively.  The insurance provides key person life insurance on certain officers of the Company.  The earnings-portion of the insurance policies grows tax deferred and helps offset the cost of the Company’s benefits programs.  The Company recorded earnings of $339,000, $315,000 and $420,000 for the growth in the cash value of life insurance during the year ended December 31, 2013, during the nine months ended December 31, 2012 and during the year ended March 31, 2012, respectively.